Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Management [Abstract]
Summary of Capital Management

The Company defines its capital as shareholders’ equity including warrants presented as a liability and financial instruments of a long-term nature (including the current portion) less cash.

	December 31,	December 31,
	2021	2020
Warrant liability	$1,754	$11,640
Lease liabilities	22,471	33,452
Provisions	22,195	—
Long-term debt	38,311	40,532
Total equity	33,881	15,012
Cash	(108,490)	(45,075)
Total capital	$10,122	$55,561